Provision for legal and administrative proceedings (Details 5) - Provision For Tax [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 19,236,989	R$ 18,171,345
Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	3,139,640	3,275,840
State Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	10,438,811	9,640,939
Municipal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	1,712,988	1,587,910
Fust Funttel And Ebc [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 3,945,550	R$ 3,666,656